Note 16 - Restructuring Activities (Details) - Activity in Restructuring Liabilities (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	6 Months Ended								12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Jun. 30, 2014 Graphic Solutions [Member] Severance and Other Benefits [Member]	Jun. 30, 2013 Graphic Solutions [Member] Severance and Other Benefits [Member]	Jun. 30, 2014 Graphic Solutions [Member]	Jun. 30, 2013 Graphic Solutions [Member]	Jun. 30, 2014 Performance Materials [Member] Severance and Other Benefits [Member]	Jun. 30, 2013 Performance Materials [Member] Severance and Other Benefits [Member]	Jun. 30, 2014 Performance Materials [Member]	Jun. 30, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]
Restructuring Cost and Reserve [Line Items]
Balance			$ 2,029	$ 632		$ 632	$ 699		$ 699		$ 1,330	$ 632	$ 1,330	$ 632
Charges to Expense	404	46	404	1,652	762	3,636	179	1,508	179	1,508	225	144	225	144	292
Cash Payments			(1,032)	(755)			(291)	(643)	(291)	(643)	(741)	(112)	(741)	(112)
Non-cash Adjustments			(76)	(9)							(76)	(9)	(76)	(9)
Total Costs and Adjustments	$ 1,325	$ 1,520	$ 1,325	$ 1,520	$ 2,029		$ 587	$ 865	$ 587	$ 865	$ 738	$ 655	$ 738	$ 655	$ 632